Description of Plan - Vesting (Details) - EBP 030	12 Months Ended
Dec. 31, 2025
24 months but less than 36 months
EBP, Description of Plan [Line Items]
Vesting percentage	25.00%
24 months but less than 36 months | Minimum
EBP, Description of Plan [Line Items]
Vesting period	24 months
24 months but less than 36 months | Maximum
EBP, Description of Plan [Line Items]
Vesting period	36 months
36 months but less than 48 months
EBP, Description of Plan [Line Items]
Vesting percentage	50.00%
36 months but less than 48 months | Minimum
EBP, Description of Plan [Line Items]
Vesting period	36 months
36 months but less than 48 months | Maximum
EBP, Description of Plan [Line Items]
Vesting period	48 months
48 months but less than 60 months
EBP, Description of Plan [Line Items]
Vesting percentage	75.00%
48 months but less than 60 months | Minimum
EBP, Description of Plan [Line Items]
Vesting period	48 months
48 months but less than 60 months | Maximum
EBP, Description of Plan [Line Items]
Vesting period	60 months
60 months or more
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
60 months or more | Minimum
EBP, Description of Plan [Line Items]
Vesting period	60 months